Pension and other post-retirement benefits - Plan assets measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 22,212	SFr 21,901
Plan assets at fair value, measured at net asset value per share	3,084	2,968
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	18,000	17,790	SFr 16,225
Plan assets at fair value, measured at net asset value per share	2,590	2,373
International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4,212	4,111	3,604
Plan assets at fair value, measured at net asset value per share	494	595
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	0
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	14,004	14,515
Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	11,435	12,166
Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,569	2,349
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,680	3,067
Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,531	1,900
Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,149	1,167
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,444	1,351	1,379
Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,444	1,351	1,379
Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value	77	89
Group equity securities and options | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,320	5,015
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	(462)	685
Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	85	149
Plan assets at fair value, measured at net asset value per share	52	91
Group equity securities and options | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,320	5,015
Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	58
Group equity securities and options | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	458	703
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	462	(685)
Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	264	118
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	458	703
Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	17	14
Cash and cash equivalents | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	247	104
Cash and cash equivalents | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,884	6,950
Plan assets at fair value, measured at net asset value per share	438	303
Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,813	3,723
Plan assets at fair value, measured at net asset value per share	422	430
Debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,224	6,448
Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,519	2,277
Debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	222	199
Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	872	1,016
Debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,176	1,913
Plan assets at fair value, measured at net asset value per share	0	0
Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,169	1,904
Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	7	9
Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,884	6,950
Plan assets at fair value, measured at net asset value per share	438	303
Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,637	1,810
Plan assets at fair value, measured at net asset value per share	422	430
Corporate debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,224	6,448
Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	350	373
Corporate debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	222	199
Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	865	1,007
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value		0	34
Corporate debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,239	2,628
Plan assets at fair value, measured at net asset value per share	0	0
Real estate | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,795	1,277
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,444	1,351	1,345
Real estate | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,444	1,351
Real estate - direct | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,444	1,351
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - direct | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,444	1,351	1,297
Real estate - direct | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,444	1,351
Real estate - indirect | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,795	1,277
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - indirect | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	20	29
Plan assets at fair value, measured at net asset value per share	20	29
Real estate - indirect | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,795	1,277
Real estate - indirect | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value		0	48
Real estate - indirect | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,099	2,494
Plan assets at fair value, measured at net asset value per share	2,152	2,070
Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(47)	8
Plan assets at fair value, measured at net asset value per share	0	45
Alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	433	0
Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	514	424
Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(47)	(37)
Alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,794	1,561
Plan assets at fair value, measured at net asset value per share	1,794	1,561
Private equity - alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	414	511
Plan assets at fair value, measured at net asset value per share	1	126
Hedge funds | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	45
Plan assets at fair value, measured at net asset value per share	0	45
Hedge funds | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	413	385
Hedge funds | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	891	422
Plan assets at fair value, measured at net asset value per share	357	383
Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(47)	(37)
Plan assets at fair value, measured at net asset value per share	0	0
Other alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	433	0
Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	101	39
Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(47)	(37)
Other alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	77	84
Plan assets at fair value, measured at net asset value per share	0	0
Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	77	84
Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4,212	4,111	3,604
Plan assets at fair value, measured at net asset value per share	494	595
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	SFr 0
Bank | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,569	2,349
Bank | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,149	1,167
Bank | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	85	149
Plan assets at fair value, measured at net asset value per share	52	91
Bank | Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	58
Bank | Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	264	118
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	17	14
Bank | Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	247	104
Bank | Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,813	3,723
Plan assets at fair value, measured at net asset value per share	422	430
Bank | Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,519	2,277
Bank | Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	872	1,016
Bank | Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,176	1,913
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,169	1,904
Bank | Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	7	9
Bank | Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,637	1,810
Plan assets at fair value, measured at net asset value per share	422	430
Bank | Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	350	373
Bank | Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	865	1,007
Bank | Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	20	29
Plan assets at fair value, measured at net asset value per share	20	29
Bank | Real estate - indirect | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(47)	8
Plan assets at fair value, measured at net asset value per share	0	45
Bank | Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(47)	(37)
Bank | Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	45
Plan assets at fair value, measured at net asset value per share	0	45
Bank | Hedge funds | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(47)	(37)
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(47)	(37)
Bank | Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	77	84
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	77	84
Bank | Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 0	SFr 0